Prepayments for current assets	12 Months Ended
Mar. 31, 2020
Disclosure of Prepayments for current assets [Abstract]
Disclosure of prepayments and other assets [text block]
14.	Prepayments for current assets

Prepayments for current assets comprise of the following:

	March 31, 2020	March 31, 2019
Prepayments for purchase of bandwidth	26,327	102,694
Prepayments related to insurance	7,602	4,142
Prepayments-others	503,915	271,960
Lease prepayments	-	22,087
	537,844	400,883